Shareholders' Equity - Weighted-average assumptions (Details 1) (Employee Stock Option)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected lives, in years	7 years 6 months	7 years 6 months
Risk-free interest rate	1.81%	2.83%
Expected stock price volatility	35.00%	34.84%
Expected annual forfeiture rate	6.00%	10.76%